Cost Method Investments (Tables)	12 Months Ended
Dec. 31, 2019
ASU 2016-01 Transition [Abstract]
Schedule of Cost Method Investments [Table Text Block]
	December 31, 2018	December 31, 2019	December 31, 2019
	RMB	RMB	USD
8% Investment	500,000	500,000	71,672
5% Investment	—	2,000,000	286,689
4% Investment	—	1,000,000	143,345
2% Investment	—	300,000	43,003
1% Investment	—	550,000	78,840
Total	500,000	4,350,000	623,549